MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
MARKETABLE SECURITIES
Schedule of marketable securities

		12/31/2020
Titles	12/31/2021	(Reclassified)
Current
LTN (Letra do Tesouro Nacional)*	9,823,486	8,697,929
NTN-F (Nota do Tesouro Nacional)*	143,768	1,727,775
LFT (Letra Financeira do Tesouro)*	690,470	100,928
Fixed Income Securities *	3,182,447	1,995,010
Fixed income Short term investments	1,489,807	641,878
Other	145,227	506,538
Restricted Securities
Itaipu Agreement (a)	165,571	—
	15,640,776	13,670,058
Non-current
Participation Certificates (b)	393,747	320,299
Southeast and Midwest Energy Fund (c)	554,123	253,731
Northeast Energy Fund (d)	140,705	115,569
Other	4,901	2,937
	1,093,476	692,536
Total	16,734,252	14,362,594

(*)   Securities with a prefixed index.

(a)	Itaipu Agreement

In December 2020, an agreement for the technical and financial cooperation between Furnas and Itaipu Binacional was executed, to achieve cooperation for the joint development of the project named “Revitalization of Furnas’s HVDC System Associated with the HPP Itaipu” consisting of the modernization of equipment at the converter station in Foz do Iguaçu. The modernization of the transmission system associated with HPP Itaipu is detailed in the Ten-Year Energy Expansion Plan (PDE) 2030, approved by MME Normative Ordinance No. 2, from February 25, 2021.

(b)	Participation Certificates

Securities were acquired as a result of the restructuring of the Company’s investment in the subsidiary INVESTCO S.A. These assets guarantee annual returns equivalent to 10% of the profits of the companies Lajeado Energia S.A., Paulista Lajeado S.A. and CEB Lajeado Energia S.A., paid with dividends, and will be redeemed at maturity scheduled for October 2032, upon conversion into preferred shares of the said share capital companies. These securities are adjusted to present value.

(c)	Southeast and Midwest Energy Fund (FESC)

A sectorial fund, created by MP No. 677/2015, converted into Law No. 13,182/2015, of November 3, 2015, to provide resources to supply electro-intensive companies in the Midwest and Southeast, the FESC allows Furnas to negotiate electric energy at competitive prices with the ferroalloy, silicon metallic, or magnesium industries, with increased investments in electric energy, especially in the Southeast and Midwest regions.

(d)	Northeast Energy Fund (FEN)

The FEN is a sectorial fund, created by MP No. 677/2015, converted into Law No. 13,182/2015, of November 3, 2015. The resources reverted to the fund are calculated as the difference between the price paid by large consumers to Chesf and the cost of generating energy, under the terms of the legislation, to provide resources for the implementation of electric energy projects in the Northeast Region of Brazil, through SPEs. Chesf will use the resources of this fund for the acquisition/formation of these SPEs and its shareholding may be up to  49% of the equity of these companies.